CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ 2,342	$ (4,702)	$ 1,431
Loss from discontinued operations	0	0	(109)
Income (loss) from continuing operations	2,342	(4,702)	1,540
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	893	713	761
Accrued interest on convertible notes payable to a related party	4,801	2,601	2,321
Gain on the sale of property and equipment			(10)
Bad debt expense (income)	34	(43)	30
Deferred income taxes	(248)	26	(30)
Stock-based compensation			14
Stock issued for services			20
Changes in assets and liabilities, net of acquisition:
Accounts receivable	(8,755)	(6,279)	(6,926)
Prepaid expenses and other current assets	(71)	(1,020)	(72)
Other assets	93	(15)	16
Accounts payable	155	463	659
Accrued expenses and other current liabilities	2,006	9,102	5,354
Income tax payable	1,043	40	(3)
Value added tax (VAT) payable	926	491	1,242
Liability to United States Department of Labor			(259)
Other liabilities	293	66	(406)
Net cash provided by (used in) discontinued operations		27	(124)
Net cash provided by operating activities	3,512	1,470	4,127
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,236)	(1,037)	(645)
Purchase of subsidiary in Cyprus	(164)
Proceeds from sale of property and equipment			9
Change in restricted cash	470	(91)	1,859
Net cash provided by (used in) investing activities	(930)	(1,128)	1,223
CASH FLOW FROM FINANCING ACTIVITIES:
Borrowings (repayments) under lines of credit, net	(2,874)	1,877	(2,194)
Net proceeds (repayments) from convertible notes payable to a related party	(3,282)	1,364	3,354
Proceeds from stock issuance	1,159	1,739
Increase (decrease) in cash overdraft	(181)	264	800
Net cash provided by (used in) financing activities	(5,178)	5,244	1,960
EFFECT OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(1,424)	(3,647)	(4,471)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,020)	1,939	2,839
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	7,912	5,973	3,134
CASH AND CASH EQUIVALENTS, END OF YEAR	3,892	7,912	5,973
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of accrued interest to related party to shares of common stock	5,429
Purchase of Cyprus Subsidiary included in accrued expenses and other liabilities	421
Acquisition of subsidiary funded by non controlling interest	153
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Cash paid during the year for interest	678	543	748
Iincome taxes	$ 164	$ 305	$ 100